Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related party transactions
Schedule of material related party transactions

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries (collectively referred to as “Trip.com Group”)	Ultimate parent of a principal shareholder of the Company

	For the three months ended March 31,
	2022	2023
	RMB	RMB
Hotel reservation payments collected on behalf of the Group
Trip.com Group	88,757	290,397
Hotel reservation service fees
Trip.com Group	2,839	6,159

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Amounts due from related parties
Trip.com Group	53,630	102,885
Amounts due to related parties
Trip.com Group	3,004	5,607

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries (collectively referred to as “Trip.com Group”)	Ultimate parent of a principal shareholder of the Company

	Years ended December 31,
	2020	2021	2022
	RMB ‘000	RMB ‘000	RMB ‘000
Hotel reservation payments collected on behalf of the Group
Trip.com Group	257,963	588,238	692,771
Hotel reservation service fees
Trip.com Group	14,473	21,276	11,334

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Amounts due from related parties
Trip.com Group	51,937	53,630
Amounts due to related parties
Trip.com Group	1,772	3,004